CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Noncontrolling interests
Balance at Dec. 31, 2010	$ 416,983	$ 153	$ 495,652	$ 22,922	$ (112,840)	$ 11,096
Balance (in shares) at Dec. 31, 2010		153,295,516
Increase (Decrease) in Stockholders' Equity
Reclassification of warrants from equity to liability	(1,391)		(1,391)
Exercise of warrants	9,675	9	9,666
Exercise of warrants (in shares)		8,693,581
Purchase of subsidiary shares from noncontrolling interests	(5,939)		(4,907)			(1,032)
Share-based compensation expenses	10,479		10,479
Other comprehensive income (loss)	20,361			20,046		315
Net (loss) income	(55,290)				(45,389)	(9,901)
Balance at Dec. 31, 2011	394,878	162	509,499	42,968	(158,229)	478
Balance (in shares) at Dec. 31, 2011		161,989,097
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	166		166
Other comprehensive income (loss)	(1,380)			(1,371)		(9)
Net (loss) income	(1,149)				(1,243)	94
Balance at Dec. 31, 2012	392,515	162	509,665	41,597	(159,472)	563
Balance (in shares) at Dec. 31, 2012		161,989,097
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	211		211
Exercise of share options	26		26
Exercise of share options (in shares)	110,568	110,568
Other comprehensive income (loss)	12,395			12,462		(67)
Net (loss) income	(2,518)				(2,221)	(297)
Balance at Dec. 31, 2013	$ 402,629	$ 162	$ 509,902	$ 54,059	$ (161,693)	$ 199
Balance (in shares) at Dec. 31, 2013		162,099,665